Virtus Newfleet Low Duration Income Fund
Virtus Newfleet Low Duration Income Fund

Virtus Newfleet Low Duration Income Fund,

a series of Virtus Opportunities Trust

Supplement dated November 30, 2018, to the Summary Prospectus and to the Virtus Opportunities Trust Statutory Prospectus,

each dated January 28, 2018, as supplemented

Important Notice to Investors

Effective December 1, 2018, Virtus Investment Advisers, Inc., the fund's investment adviser, will implement a reduced advisory fee schedule for Virtus Newfleet Low Duration Income Fund. Accordingly, the fund's prospectuses will be updated as described below.

Under “Fees and Expenses” in the fund's summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Newfleet Low Duration Income Fund		Class A		Class C		Class I		Class T
Management Fees		0.40%		0.40%		0.40%		0.40%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		0.25%
Other Expenses		0.33%	[1]	0.30%	[1]	0.31%	[1]	0.33%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	0.99%		1.71%		0.72%		0.99%
Less: Expense Reimbursement	[4]	(0.23%)		(0.20%)		(0.21%)		(0.23%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[3],[4]	0.76%		1.51%		0.51%		0.76%
[1]	Restated to reflect certain contract and expense allocation changes.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 1.50% for Class C Shares, 0.50% for Class I Shares and 0.75% for Class T Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table will be replaced with the following:
Expense Example - Virtus Newfleet Low Duration Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	301	511	738	1,390
Class C	Sold	254	519	909	2,003
Class I	Sold	52	209	380	875
Class T	Sold	326	535	762	1,412

Expense Example, No Redemption - Virtus Newfleet Low Duration Income Fund - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	301	511	738	1,390
Class C	Held	154	519	909	2,003
Class I	Held	52	209	380	875
Class T	Held	326	535	762	1,412